EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) funded_defined_benefit_pension_plan	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Net defined benefit liability (asset)	$ 212.6	$ 200.6
Letters of credit outstanding, amount	58.9	60.3
Post-employment benefits – defined benefit plans	38.4	31.1
Finance expense	5.7	4.9
Finance costs, capitalized	$ 2.5	1.3
Weighted average duration of defined benefit obligation, period	19 years
Percentage of reasonably possible increase in actuarial assumption	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	$ 15.4	15.6
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	5.5	5.9
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans	11.8	4.7
Present value of defined benefit obligation | Unfunded
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 91.9	$ 85.8	$ 79.1